U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
            Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.       Name and address of issuer:
                  LORD ABBETT SECURITIES TRUST
                  767 FIFTH AVENUE
                  NEW YORK, NEW YORK  10153

2.        Name of each  series or class of funds for which this notice is filed:
          U.S. Government Securities Trust, National Tax-Free Income Trust, California Tax-Free Income Trust, New York Tax-Free Income Trust, Florida Tax-Free Income Trust, Bond-Debenture Trust, Global Income Trust, Growth & Income Trust, Limited Duration U.S. Government Securities Trust and Balanced Trust


3.        Investment  Company Act File Number: 811-7538
          Securities Act File Number: 33-58846

4.       Last day of fiscal year for which this notice is filed:
                  OCTOBER 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  NOT APPLICABLE

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  0

9.       Number and aggregate sale price of securities sold during the fiscal year:
                  41,534,915 SHARES   $195,798,450

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                  39,259,725 SHARES   $185,393,701

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                   2,275,190 SHARES   $ 10,404,749

12.      Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                  $185,393,701

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                  + 10,404,749

         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                  -144,990,948

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                  +0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):

                  50,807,502

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                  x.00034482758

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:

                  $ 17,519.83

Instruction:      Issuers should  complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a).

          _X_


         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository:
                   12/22/95

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Thomas F. Konop

Name:  Thomas F. Konop

Title:  Vice President

Date:  December 28, 1995

                              DEBEVOISE & PLIMPTON
                                875 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                                 (212) 909-6000

                                                     December 27, 1995




Lord Abbett Securities Trust
767 Fifth Avenue
New York, NY  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice"), dated today, relating to the Registration Statement on Form N-1A covering shares of beneficial interest, no par value, of Lord Abbett Securities Trust, a Delaware business trust (the "Fund"). The Fund has registered an indefinite number of shares of beneficial interest under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Fund (39,259,725) that were so registered during the fiscal year ended October 31, 1995.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

                  We are of the following opinion:

                           The 39,259,725  shares of beneficial  interest of the
                  Fund, the registration of which the Rule 24f-2 Notice makes definite in number, have been duly authorized and, to the extent they remain outstanding, are legally issued, fully paid and nonassessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not hereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                     Very truly yours,

                                                     /S/ DEBEVOISE & PLIMPTON